================================================================================

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  06/30/2002
                                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Willis P. Dobbs            Atlanta, GA USA             8/6/02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                              City Capital, Inc.
                                   FORM 13F
                                June 30, 2002

                                                                                                             Voting Authority
                                                                                                           ---------------------
                                                            Value      Shares/   Sh/ Put/ Invstmt  Other
Name of Issuer                Title of class    CUSIP     (x$1000)     Prn Amt   Prn Call Dscretn Managers    Sole   Shared None
--------------                --------------  ---------  ---------    --------   --- ---- ------- -------- --------- ------ ----
ALLEGIANCE TELECOM INC           COM          01747T102        28        15320    SH         Sole              15320
AUTOMATIC DATA PROCESSING        COM          053015103      3240        74388    SH         Sole              74388
BANK ONE CORP COM                COM          06423a103       377         9787    SH         Sole               9787
BB&T CORP                        COM          054937107       113         2928    SH         Sole               2928
BELLSOUTH CORP                   COM          079860102       171         5414    SH         Sole               5414
BERKSHIRE HATHAWAY CL B          COM          846702074      4448         1991    SH         Sole               1991
CAPITAL ONE FINANCIAL CORP       COM          14040h105      6110       100082    SH         Sole             100082
CENDANT CORPORATION              COM          151313103       927        58370    SH         Sole              58370
CHARLES SCHWAB CORP NEW          COM          808513105       364        32480    SH         Sole              32480
CHOICEPOINT INC                  COM          170388102      1722        37878    SH         Sole              37878
CINTAS                           COM          172908105      4118        83307    SH         Sole              83307
CITIGROUP INC                    COM          172967101      1619        41787    SH         Sole              41787
COCA COLA CO                     COM          191216100      6700       119639    SH         Sole             119639
COLONIAL BANCGROUP INC           COM          195493309       240        16000    SH         Sole              16000
DELL COMPUTER CORP               COM          247025109      1653        63220    SH         Sole              63220
EXXON MOBIL CORP                 COM          30231G102      1490        36405    SH         Sole              36405
FAIR ISAAC AND COMPANY INC       COM          303250104       871        26490    SH         Sole              26490
FIDELITY NATIONAL CORP           COM          316320100       275        27500    SH         Sole              27500
FOREST LABS CL A                 COM          345838106      3797        53631    SH         Sole              53631
GENERAL ELECTRIC CO              COM          369604103       468        16100    SH         Sole              16100
HANCOCK HOLDING COMPANY          COM          410120109       280         4150    SH         Sole               4150
HOME DEPOT                       COM          437076102      3205        87266    SH         Sole              87266
INTEL CORP                       COM          458140100      1998       109352    SH         Sole             109352
JEFFERSON PILOT CORP             COM          475070108      4942       105150    SH         Sole             105150
JOHNSON & JOHNSON                COM          478160104      5709       109248    SH         Sole             109248
KING PHARMACEUTICALS INC         COM          495582108      1036        46557    SH         Sole              46557
LILLY ELI & CO                   COM          532457108      1412        25032    SH         Sole              25032
M&T BANK CORPORATION             COM          55261f104      5497        64100    SH         Sole              64100
MBNA CORP COM                    COM          55262l100       247         7460    SH         Sole               7460
MEDTRONIC INC                    COM          585055106      5262       122806    SH         Sole             122806
MERCK & CO INC                   COM          589331107      4484        88549    SH         Sole              88549
MICROSOFT                        COM          594918104      5160        94327    SH         Sole              94327
NORTHERN TRUST CORP              COM          665859104      3627        82318    SH         Sole              82318
PAYCHEX INC                      COM          704326107      4331       138426    SH         Sole             138426
PEPSICO INC                      COM          713448108      4035        83723    SH         Sole              83723
PFIZER INC                       COM          717081103       433        12364    SH         Sole              12364
STRYKER CORP                     COM          863667101      2140        40000    SH         Sole              40000
SUNTRUST BANKS INC               COM          867914103      6327        93431    SH         Sole              93431
SYNOVUS FINANCIAL CORP           COM          87161C105      4371       158848    SH         Sole             158848
TOTAL SYSTEMS SERVICES INC       COM          891906109      3859       205170    SH         Sole             205170
WACHOVIA CORPORATION             COM          929903102        47         1242    SH         Sole               1242
WAL MART STORES INC              COM          931142103      5025        91355    SH         Sole              91355
SAL TRUST PFD FUND I 9.75%       PFD          78400H104       327        13200    SH         Sole              13200
AMER WASH MUTUAL INVESTORS FUN                939330106       552    20551.635    SH         Sole          20551.635
AMERICAN AMCAP FUND--CLASS A                  023375108       276    19475.850    SH         Sole          19475.850
FEDERATED MAX-CAP INDEX--IS                   31420E403       589    29430.900    SH         Sole          29430.900
NATIONS INTERNATIONAL VALUE FU                638581447       351    23089.632    SH         Sole          23089.632
NATIONS LARGECAP INDEX FUND--                 638914747       666    35140.864    SH         Sole          35140.864
NATIONS MARSICO FOCUSED EQ FUN                638914523       291    19671.400    SH         Sole          19671.400
SCUDDER GROWTH AND INCOME FUND                460965882       512    28020.438    SH         Sole          28020.438
SCUDDER INTERNATIONAL FUND #68                811165109       442    12188.058    SH         Sole          12188.058
SSGA S&P 500 INDEX FUND #338                  784924888      1722   105415.067    SH         Sole         105415.067
CITIGROUP INC                                 172967101       438     11300.00    SH         Sole           11300.00
COCA COLA CO                                  191216100       625     11165.00    SH         Sole           11165.00
EXXON MOBIL CORP                              302290101       488     11920.00    SH         Sole           11920.00
GLAXOSMITHKLINE PLC-ADR                       377733W10       217      5032.00    SH         Sole            5032.00
PARKER HANNIFIN CORP                          701094104       485     10148.00    SH         Sole           10148.00


                              City Capital, Inc.
                                   FORM 13F
                                June 30, 2002

                                                                                                           Voting Authority
                                                                                                         --------------------
                                                            Value    Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                Title of class    CUSIP     (x$1000)   Prn Amt  Prn Call Dscretn Managers    Sole   Shared None
--------------                --------------  ---------  ---------  --------  --- ---- ------- --------  -------- ------ ----
STATE STREET CORP                             857477103      286     6400.00  SH         Sole             6400.00
REPORT SUMMARY                58 DATA RECORDS              120425              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                        2